Financial Liabilities	12 Months Ended
Jun. 30, 2024
Financial Liabilities

Note 21. Financial Liabilities

	2024 ($)	2023 ($)
Convertible note payable - Current	-	25,331,307
Convertible note payable – Non Current	-	10,273,278
Total Financial Liabilities	-	35,604,585

Host Liability - Current	-	16,567,450
Host Liability – Non Current	-	342,406
Derivative liability -Current	-	8,763,857
Derivative liability - Non Current	-	9,930,872
Total Convertible Notes Payable	-	35,604,585

The convertible notes issued by the Company have been split into the debt liability and a derivative component. The fair value of the Financial Liabilities for the host liability and the derivative liability has been determined using a combination of Monte Carlo Simulation (MCS) and Black-Scholes model (BSM).

During the reporting period Series A – July 21 matured and converted to equity on 7 July 2023, while Series A, Series A – Aug 21, Series B1, Series B2 and Series A Extension matured and converted to equity on 31 December 2023. During the reporting period the Company issued two additional Convertible Notes for the acquisition of Mixed Martial Arts LLC and Steppen. Mixed Martial Arts LLC, Steppen, Reach and Private Placement convertible notes converted to equity or were redeemed for cash on March 28, 2024, on successful listing on the NYSE by the Company, as per the conversion date in the table below.

Convertible notes held by investors in the reporting period are summarized below:

Series A Key Terms of this Series A convertible notes are as follows

Issue date	23-Dec-20
Pre Modification Maturity Date	23-Dec-22
Modification Date	1-Dec-22
Modified Maturity Date	31-Dec-23
Conversion Date	31 -Dec 23
Term (Years)	2.0
Face Value	7,319,818
Interest Rate	8.5%
Conversion Discount (Qualified Equity Investment)	20.0%

Note 21. - Financial Liabilities - continued

Series A – July 21
Key Terms of this Series A convertible notes are as follows

Issue Date	7-Jul-21
Maturity Date	7-Jul-23
Conversion Date	7-Jul-23
Term (Years)	2.0
Face Value	525,000
Interest Rate	8.5%
Conversion Discount (Qualified Equity Investment)	20.0%

Series A – August 21
Key Terms of this Series A convertible notes are as follows

Issue Date	20-Aug-21
Pre Modification Maturity Date	9 -Dec-22
Modification Date	1-Dec-22
Modified Maturity Date	31-Dec-23
Conversion Date	31-Dec-23
Term (Years)	1.3
Face Value	172,000
Interest Rate	8.5%
Conversion Discount (Qualified Equity Investment)	20.0%

Series B1
Key Terms of this Series B1 convertible notes are as follows

Issue Date	15-Dec-21
Pre Modification Maturity Date	15-Dec-23
Modification Date	1-Dec-22
Modified Maturity Date	31-Dec-23
Conversion Date	31.Dec-23
Term (Years)	2.0
Face Value	4,982,652
Interest Rate	8.5%
Conversion Discount (Qualified Equity Investment)	20.0%

Note 21. Financial Liabilities - continued

Series B2
Key Terms of this Series B2 convertible notes are as follows

Issue Date	1-July-22
Pre Modification Maturity Date	30-June-24
Modification Date	1-Dec-22
Modified Maturity Date	31-Dec-23
Conversion Date	31-Dec-23
Term (Years)	2.0
Face Value	671,284
Interest Rate	10%
Conversion Discount (Qualified Equity Investment)	20.0%

A Extension
Key Terms of this Series A Extension convertible notes are as follows

Issue Date	16-Nov-22
Maturity Date	31-Dec-23
Conversion Date	31-Dec-23
Term (Years)	1.1
Face Value	1,571,873
Interest Rate	15%
Conversion Discount (Qualified Equity Investment)	25%

Reach
Key Terms of this Reach convertible notes are as follows

Issue Date	13-Feb-23
Maturity Date	13-Feb-25
Conversion Date **	28-Mar-24
Term (Years)	2.0
Face Value*	3,195,000
Interest Rate	15%
Conversion Discount (Qualified Equity Investment)	20%

*	$3,025,841 of Reach convertible notes, inclusive of accrued interest, were rolled into the Private Placement on June 9, 2023.
**	$1,029,617 was redeemed for cash, the remaining Reach notes were converted to equity.

Note 21. Financial Liabilities - continued

Private Placement
Key Terms of this Private Placement convertible notes are as follows

Issue Date	9-June-23
Maturity Date	9-June-25
Conversion Date	28-Mar-24
Term (Years)	2.0
Face Value	9,215,591
Interest Rate	10%
Conversion Discount (Qualified Equity Investment)	30%

Mixed Martial Arts LLC
Key Terms of this Mixed Martial Arts LLC convertible note are as follows

Issue Date	26-Oct-23
Maturity Date	9-June-25
Conversion Date	28-Mar-24
Term (Years)	1.6
Face Value	384,750
Interest Rate	10%
Conversion Discount (Qualified Equity Investment)	25%

Steppen
Key Terms of this Steppen convertibles note are as follows

Issue Date	20-Sept-23
Maturity Date	9-June-25
Conversion Date	28-Mar-24
Term (Years)	1.7
Face Value	100,00
Interest Rate	10%
Conversion Discount (Qualified Equity Investment)	25%